FINANCIAL INSTRUMENTS (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CAD ($)
Financial Instruments
Fair value of debenture	$ 2,499
Cash	629			$ 210
Accounts receivable	4,465			0
Accounts payable	4,765			579
Short term loans				11,241
Convertible debt				$ 3,305
Negative working capital	2,862
Cash for operating activities	24,697	$ 9,082	$ (3,594)
Cash for investing activities	1,945	$ 10,698	$ 23,120
Financial instruments drawn	15,976,000
Financial instruments credit facility	$ 30,000